Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Basis of presentation

(a) Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and its VIEs’ subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

(b) Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period and accompanying notes, including allowance for doubtful accounts, allowance for unamortized production content, the useful lives of property and equipment and intangible assets, impairment of long-lived assets, valuation allowance for deferred tax assets and revenue recognition. Actual results could differ from those estimates.

Fair value Measurement

(c) Fair value Measurement

The Company applies ASC Topic 820, Fair Value Measurements and Disclosures which defines fair value, establishes a framework for measuring fair value and expands financial statement disclosure requirements for fair value measurements.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability.

ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs are valuation technique inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Management of the Company is responsible for considering the carrying amount of cash and cash equivalents, short-term investments, accounts receivable, prepayment and other current assets, short-term bank loans, accounts payable, advances from customers, accrued liabilities and other payables and other taxes payable based on the short-term maturity of these instruments to approximate their fair values because of their short-term nature.

Cash and cash equivalents

(d) Cash and cash equivalents

Cash consists of cash on hand and cash in banks. The Company maintains cash with various financial institutions in China. As of December 31, 2020 and June 30, 2021, cash balances are $17,731 and $ 20,311, respectively, which are uninsured. The Company has not experienced any losses in bank accounts and believes it is not exposed to any risks on its cash in bank accounts.

Short-term investment

(e) Short-term investment

Short-term investment represents the investment in structural deposits in a financial institution in the PRC which are redeemable at the option of the Company on any working day. The Company accounts for all highly liquid investments with original maturities of greater than three months, but less than 12 months as short-term investments. Interest income are included in earnings.

Accounts Receivable, net

(f) Accounts Receivable, net

Accounts receivable represent the amounts that the Company has an unconditional right to consideration (including billed and unbilled amount) when the Company has satisfied its performance obligation. The Company does not have any contract assets since revenue is recognized when control of the promised services is transferred and the payment from customers is not contingent on a future event. The Company maintains allowance for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyses historical bad debt, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to estimate the allowance. Past due accounts are generally written off against the allowance for bad debts only after all collection attempts have been exhausted and the potential for recovery is considered remote.

Unamortized produced content

(g) Unamortized produced content

Produced content includes direct production costs, production overhead and acquisition costs and is stated at the lower of unamortized cost or estimated fair value. Produced content also includes cash expenditures made to enter into arrangements with third parties to co-produce certain of its productions.

The Company uses the individual-film-forecast-computation method and amortizes the produced content based on the ratio of current period actual revenue (numerator) to estimated remaining unrecognized ultimate revenue as of the beginning of the fiscal year (denominator) in accordance with ASC 926. Ultimate revenue estimates for the produced content are periodically reviewed and adjustments, if any, will result in prospective changes to amortization rates. When estimates of total revenues and other events or changes in circumstances indicate that a film or television series has a fair value that is less than its unamortized cost, a loss is recognized currently for the amount by which the unamortized cost exceeds the film or television series’ fair value. For the six months ended June 30, 2020 and 2021, $10,613 and $3,241 were amortized to the cost of sales, respectively, and as of December 31, 2020 and June 30, 2021, no impairment allowance was recorded.

Property and equipment, net

(h) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated Useful Life
Electric equipment	3 Years
Office equipment and furniture	3 - 5 Years
Leasehold improvement	Shorter of useful life or lease term

Intangible asset, net

(i) Intangible asset, net

Intangible asset is stated at cost less accumulated amortization and amortized in a method which reflects the pattern in which the economic benefits of the intangible asset are expected to be consumed or otherwise used up. The balance of intangible asset represents software related to CHEERS App, a mobile application that allows its users to access its online store (e-Mall), video content, live streaming, and online games. The software is acquired externally tailored to the Company’s requirements and is amortized straight-line over 7 years in accordance with the way the Company estimates to generate economic benefits from such software.

Impairment of long-lived Assets

(j) Impairment of long-lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company did not record any impairment charge for the six months ended June 30, 2020 and 2021.

Leases

(k) Leases

In February 2016, the Financial Accounting Standards Board (the “FASB”) issued ASU 2016-02, Leases (Topic 842), which is effective for annual reporting periods (including interim periods) beginning after December 15, 2018, and early adoption is permitted. The Company has adopted the Topic 842 on January 1, 2019 using a modified retrospective approach reflecting the application of the standard to leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements.

The Company leases its offices, which are classified as operating leases in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. No impairment for right-of-use lease assets as of December 31, 2020 and June 30, 2021.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Advances from customers

(l) Advances from customers

Advances from customers amounted to $609 and $256 at December 31, 2020 and June 30, 2021, respectively, which represent advance payment received from our customers for goods or services that had not yet been provided.

The Company will recognize the advances as revenue when it has transferred control of the goods or services to which the advances relate, and has no obligation under the contract to transfer additional goods or services.

Value Added Tax

(m) Value Added Tax

Horgos and its China subsidiaries are subject to VAT for providing services and sales of products.

The amount of VAT liability is determined by applying the applicable tax rates to the invoiced amount of services provided and sales of products (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). The Company reports revenue net of PRC’s VAT for all the periods presented in the consolidated statements of operations.

Revenue Recognition

(n) Revenue Recognition

The Company early adopted the new revenue standard Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers, on January 1, 2017. The core principle of this new revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

●	Step 1: Identify the contract with the customer

●	Step 2: Identify the performance obligations in the contract

●	Step 3: Determine the transaction price

●	Step 4: Allocate the transaction price to the performance obligations in the contract

●	Step 5: Recognize revenue when the company satisfies a performance obligation

The Company mainly offers and generates revenue from the copyright licensing of self-produced content, advertising and customized content production and others. Revenue recognition policies are discussed as follows:

Copyright revenue

The Company self produces or coproduces TV series featuring lifestyle, culture and fashion, and licenses the copyright of the TV series on an episode basis to the customer for broadcast over a period of time. Generally, the Company signs a contract with a customer which requires the Company to deliver a series of episodes that are substantially the same and that have the same pattern of transfer to the customer. Accordingly, the delivery of the series of episodes is defined as the only performance obligation in the contract.

For the TV series produced solely by the Company, the Company satisfies its performance obligation over time by measuring the progress toward the delivery of the entire series of episodes which is made available to the licensee for exhibition after the license period has begun. Therefore, the copyright revenue in a contract is recognized over time based on the progress of the number of episodes delivered.

The Company also coproduces TV series with other producers and licenses the copyright to third-party video broadcast platforms for broadcast. For TV series produced by Glory Star Group with co-producers, the Company satisfies its performance obligations over time by the delivery of the entire series of episodes to the customer, and requires the customer to pay consideration based on the number and the unit price of valid subsequent views of the TV series that occur on a broadcast platform. Therefore, the copyright revenue is recognized when the later of the valid subsequent view occurs or the performance obligation relating to the delivery of a number of episodes has been satisfied.

Advertising revenue

The Company generates revenue from sales of various forms of advertising on its TV series and streaming content by way of 1) advertisement displays, or 2) the integration of promotion activities in TV series and content to be broadcast. Advertising contracts are signed to establish the different contract prices for different advertising scenarios, consistent with the advertising period. The Company enters into advertising contracts directly with the advertisers or the third-party advertising agencies that represent advertisers.

For the contracts that involve the third-party advertising agencies, the Company is principal as the Company is responsible for fulfilling the promise of providing advertising services and has the discretion in establishing the price for the specified advertisement. Under a framework contract, the Company receives separate purchase orders from advertising agencies before the broadcast. Accordingly, each purchase order is identified as a separate performance obligation, containing a bundle of advertisements that are substantially the same and that have the same pattern of transfer to the customer. Where collectability is reasonably assured, revenue is recognized monthly over the service period of the purchase order.

For contracts signed directly with the advertisers, the Company commits to display a series of advertisements which are substantially the same or similar in content and transfer pattern, and the display of the whole series of advertisements is identified as the single performance obligation under the contract. The Company satisfies its performance obligations over time by measuring the progress toward the display of the whole series of advertisements in a contract, and advertising revenue is recognized over time based on the number of advertisements displayed.

Payment terms and conditions vary by contract types, and terms typically include a requirement for payment within a period from 6 to 9 months. Both direct advertisers and third-party advertising agencies are generally billed at the end of the display period and require the Company to issue VAT invoices in order to make their payments.

Customized content production revenue

The Company produces customized short streaming videos according to its customers’ requirement, and earns fixed fees based on delivery. Revenue is recognized upon the delivery of short streaming videos.

CHEERS E-mall marketplace service revenue

The Company through CHEERS E-mall, an online e-commerce platform, enables third-party merchants to sell their products to consumers in China. The Company charges fees for platform services to merchants for sales transactions completed on the Cheer E-Mall including but not limited to products displaying, promotion and transaction settlement services. The Company does not take control of the products provided by the merchants at any point in the time during the transactions and does not have latitude over pricing of the merchandise. Transaction services fee is determined as the difference between the platform sales price and the settlement price with the merchants. CHEERS E-mall marketplace service revenue is recognized at a point of time when the Company’s performance obligation to provide marketplace services to the merchants are determined to have been completed under each sales transaction upon the consumers confirming the receipts of goods. Payments for services are generally received before deliveries.

The Company provides coupons to consumers at our own discretion as incentives to promote CHEERS E-mall marketplace with validity usually around or less than one week, which can only be used in future purchases of eligible merchandise offered on CHEERS E-mall to reduce purchase price that are not specific to any merchant. Consumers are not customers of the Company, therefore incentives offered to consumers are not considered consideration payable to customers. As the consumers are required to make future purchases of the merchants’ merchandise to redeem these coupons, the Company does not accrue any expense for coupons when granted and recognizes the amounts of redeemed coupons as marketing expenses when future purchases are made.

Other Revenues

Other revenue primarily consists of copyrights trading of purchased and produced TV-series and the sales of products on Taobao platform. For copyright licensing of purchased and produced TV-series, the Company recognize revenue on net basis at a point of time upon the delivery of master tape and authorization of broadcasting right. For sales of product, the company recognize revenue upon the transfer of products according to the fixed price and production amount in sales orders.

The following table identifies the disaggregation of our revenue for the six months ended June 30, 2020 and 2021, respectively:

	For the Six Months Ended June 30,
	2020	2021

Category of Revenue:
Advertising revenue	$23,316	$67,673
Customized content production revenue	510	823
Copyrights revenue	2,270	485
CHEERS e-Mall marketplace service revenue	402	2,712
Other revenue	2,910	203
Total	$29,408	$71,896

Timing of Revenue Recognition:
Services transferred over time	$28,763	$68,981
Services transferred at a point in time	243	203
Goods transferred at a point in time	402	2,712
Total	$29,408	$71,896

The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company does not have any significant incremental costs of obtaining contracts with customers incurred and/or costs incurred in fulfilling contracts with customers within the scope of ASC Topic 606, that shall be recognized as an asset and amortized to expenses in a pattern that matches the timing of the revenue recognition of the related contract.

Cost of revenues

(o) Cost of revenues

Cost of revenues consists primarily of production cost of TV series, short stream video and live streaming, labour cost and related benefits, payments to various channel owners for broadcast, purchase cost of goods and copyrights and costs associated with the operation of the Company’s online game and shopping platform CHERRS App such as bandwidth cost and amortization of intangible assets.

Share-based compensation

(p) Share-based compensation

The Company periodically grants restricted ordinary shares to eligible employees and non-employee consultants. The Group accounts for share-based awards issued to employees and non-employee consultants in accordance with ASC Topic 718 Compensation – Stock Compensation. The share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) using the straight line method over the requisite service period, which is the vesting period.

Share-based compensation in relation to the restricted ordinary shares is measured based on the fair value of its ordinary shares on the date of the grant. The Group recognizes the compensation cost, net of estimated forfeitures, over a vesting term for service-based restricted shares. Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates.

Income Taxes

(q) Income Taxes

The Company accounts for income taxes using the asset/liability method prescribed by ASC 740, “Income Taxes.” Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company does not believe that there was any uncertain tax position at December 31, 2020 and June 30, 2021.

The Company’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000 ($14,364). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. As of June 30, 2021, the tax years ended December 31, 2017 through June 30, 2021 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.

Non-controlling Interest

(r) Non-controlling Interest

A non-controlling interest in a subsidiary of the Company represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the Consolidated Balance Sheet and net income and other comprehensive income are attributed to controlling and non-controlling interests.

Earnings per Share

(s) Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income/(loss) attributable to ordinary shareholders divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, earn out shares, warrants and stock options) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. There is no anti-dilutive effect for the six months ended June 30, 2020 and 2021.

Related Parties

(t) Related Parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions in Note 11.

Concentration and Credit Risk

(u) Concentration and Credit Risk

Substantially all of the Company’s operating activities are transacted into RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions require submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

The Company maintains certain bank accounts in the PRC, Hong Kong and Cayman, which are not insured by Federal Deposit Insurance Corporation (“FDIC”) insurance or other insurance. As of December 31, 2020 and June 30, 2021, $17,730 and $ 20,311 of the Company’s cash were on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure.

Accounts receivable are typically unsecured and derived from revenue earned from customers, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

The Company’s sales are made to customers that are located primarily in China. The Company has a concentration of its revenues and receivables with specific customers. For the six months ended June 30, 2020 and 2021, a major customer accounted for 17% and 13% of the Company’s total revenue, respectively. The top five customers accounted for 74% of net accounts receivable as of June 30, 2020, with each customer representing 18%, 16%, 16%, 13% and 11% of the net accounts receivable balance, respectively. As of June 30, 2021, the top five customers accounted for 68% of net accounts receivable, with each customer representing 17%, 15%, 14%, 11% and 11% of the net accounts receivable balance.

For the six months ended June 30, 2020 and 2021, one major supplier both accounted for 48% of accounts payable.

Foreign Currency Translation

(v) Foreign Currency Translation

The reporting currency of the Company is the U.S. dollar (“USD”). The functional currency of subsidiaries, VIEs and VIEs’ subsidiaries located in China is the Chinese Renminbi (“RMB”). For the entities whose functional currency is the RMB, result of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income/loss. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

All of the Company’s revenue and expense transactions are transacted in the functional currency of the operating subsidiaries. The Company does not enter into any material transaction in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

The consolidated balance sheet amounts, with the exception of equity, at December 31, 2020 and June 30, 2021 were translated at RMB 6. 5250 to $1.00 and at RMB 6.4566 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and cash flows for the six months ended June 30, 2020 and 2021 were RMB 7.0322 to $1.00 and RMB 6.4702 to $1.00, respectively.

Recent Accounting Pronouncements

(w) Recent Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, “Measurement of Credit Losses on Financial Instruments (Topic 326)”, which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life, instead of when incurred. In November 2018, the FASB issued ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses”, which amends Subtopic 326-20 (created by ASU No.2016-13) to explicitly state that operating lease receivables are not in the scope of Subtopic 326-20. Additionally, in April 2019, the FASB issued ASU No.2019-04, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments”, in May 2019, the FASB issued ASU No. 2019-05, “Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief”, and in November 2019, the FASB issued ASU No. 2019-10, “Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates”, and ASU No. 2019-11, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses”, to provide further clarifications on certain aspects of ASU No. 2016-13 and to extend the nonpublic entity effective date of ASU No. 2016-13. The changes (as amended) are effective for the Company for annual and interim periods in fiscal years beginning after December 15, 2022, and the Company is in the process of evaluating the potential effect on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes” (“ASU 2019-12”), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company adopted this guidance effective January 1, 2021, but the adoption of this guidance doesn’t have a material impact on the consolidated financial statements.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.